SUPPLEMENT DATED MARCH 28, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the Small-Cap Value Portfolio and will be effective May 1, 2014. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Small-Cap Value Portfolio – Pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in March 2014, AllianceBernstein, L.P. (“AllianceBernstein”) will become another sub-adviser of the Fund and the Fund will change to a co-managed structure, with AllianceBernstein managing one portion of the Fund and the existing sub-adviser to the Fund, NFJ Investment Group LLC, managing the other portion of the Fund. In order to facilitate the addition of AllianceBernstein as a sub-adviser, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by AllianceBernstein. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

The disclosure in the Principal Investment Strategies subsection will be replaced with the following:

This Fund is sub-advised by both NFJ Investment Group LLC (“NFJ”) and AllianceBernstein, L.P. (“AllianceBernstein”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between NFJ and AllianceBernstein and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing small-cap value strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities.

NFJ managed portion: NFJ generally considers a company to be a small-capitalization company if the company has a market capitalization between $100 million and $4 billion. NFJ normally invests a significant part of its portion of the Fund’s assets in common stocks of companies that NFJ believes are undervalued relative to the market across a broad range of industry groups. NFJ also expects to invest a significant part of its portion of the Fund’s assets in companies that NFJ expects will generate income (for example, by paying dividends).

NFJ uses a value investing style. NFJ screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. NFJ then narrows its field using further quantitative analysis of factors such as price momentum and earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. NFJ generally tries to maintain about 100-150 stocks in the portion of the Fund it manages. NFJ considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

AllianceBernstein managed portion: AllianceBernstein generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company in the Russell 2000 Value Index. AllianceBernstein may invest in real estate investment trusts (“REITs”). As of December 31, 2013, the market capitalization range of the Russell 2000 Value Index was approximately $15 million to $4.6 billion. AllianceBernstein may invest up to 25% of its portion of the Fund’s assets in securities of foreign issuers, including issuers in emerging market countries and American Depositary Receipts (“ADRs”). AllianceBernstein may also invest up to 20% of its portion of the Fund’s assets in short-term debt obligations.

AllianceBernstein seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for its portion of the Fund. AllianceBernstein considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-longer term earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The following risk will be added to the Principal Risks subsection:

•	Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries impacting the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.